UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Enhanced Global Bond Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Management Team
9 Portfolio Summary
12 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Changes in Net Assets
38 Financial Highlights
42 Notes to Financial Statements
57 Information About Your Fund's Expenses
59 Summary of Management Fee Evaluation by Independent Fee Consultant
63 Account Management Resources
65 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its currency strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund's currency overlay strategy is dependent on the effectiveness and implementation of portfolio management's proprietary models. As part of its currency strategy, the fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	4.18%	8.46%	4.70%	4.86%
Adjusted for the Maximum Sales Charge (max 4.50% load)	-0.51%	3.58%	3.74%	4.38%
Barclays Global Aggregate Bond Index†	-1.07%	1.46%	4.34%	5.48%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.44%	3.67%	4.67%
Adjusted for the Maximum Sales Charge (max 4.50% load)		1.65%	2.72%	4.18%
Barclays Global Aggregate Bond Index†		1.26%	3.66%	5.47%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	3.78%	7.63%	3.87%	4.02%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-0.22%	4.63%	3.70%	4.02%
Barclays Global Aggregate Bond Index†	-1.07%	1.46%	4.34%	5.48%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.73%	2.85%	3.83%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		2.73%	2.67%	3.83%
Barclays Global Aggregate Bond Index†		1.26%	3.66%	5.47%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	3.70%	7.57%	3.93%	4.04%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.70%	7.57%	3.93%	4.04%
Barclays Global Aggregate Bond Index†	-1.07%	1.46%	4.34%	5.48%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.66%	2.90%	3.86%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		5.66%	2.90%	3.86%
Barclays Global Aggregate Bond Index†		1.26%	3.66%	5.47%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	4.23%	8.68%	4.99%	5.13%
Barclays Global Aggregate Bond Index†	-1.07%	1.46%	4.34%	5.48%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		6.76%	3.95%	4.94%
Barclays Global Aggregate Bond Index†		1.26%	3.66%	5.47%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 1.14%, 1.93%, 1.87% and 0.84% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

† Barclays Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
4/30/13	$10.57	$10.59	$10.58	$10.57
10/31/12	$10.42	$10.43	$10.42	$10.42
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.11	$.07	$.07	$.13
April Income Dividend	$.0195	$.0130	$.0131	$.0220
Capital Gain Distributions, Six Months	$.16	$.16	$.16	$.16
SEC 30-day Yield††	1.40%	0.73%	0.73%	1.72%
Current Annualized Distribution Rate††	2.21%	1.47%	1.49%	2.50%

†† The SEC yield is net investment income per share earned over the month ended April 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.29%, 0.53%, 0.61% and 1.63% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.10%, 1.27%, 1.37% and 2.41% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

• Portfolio Manager for Retail Fixed Income: New York.

• BIS, University of Minnesota.

John D. Ryan, Director

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

• Over 19 years of investment industry experience.

• BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

• Portfolio Manager: New York.

• BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rahmila Nadi, Associate

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 2012 after six years of experience at J.P. Morgan Chase in credit portfolio trading.

• BA, Columbia University, Columbia College; MBA, S.C. Johnson Graduate School of Management at Cornell University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 101.4%
Australia 0.3%
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		15,000	15,450
FMG Resources August 2006 Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		440,000	457,600
(Cost $456,325)			473,050
Austria 1.8%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,574,700
Barbados 0.1%
Columbus International, Inc., 144A, 11.5%, 11/20/2014 (Cost $112,250)		100,000	111,250
Bermuda 0.5%
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	110,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		330,000	347,325
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		200,000	197,500
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,762
(Cost $678,400)			672,337
Brazil 0.3%
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		200,000	196,250
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	210,000
(Cost $407,890)			406,250
British Virgin Islands 0.2%
CNPC General Capital Ltd., 144A, 3.4%, 4/16/2023 (b) (Cost $249,915)		250,000	252,633
Canada 1.7%
Barrick Gold Corp., 144A, 2.5%, 5/1/2018 (c)		190,000	190,907
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	219,094
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,094
Government of Canada, Series WL43, 5.75%, 6/1/2029	CAD	590,000	872,863
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		50,000	52,250
144A, 8.75%, 6/1/2020		30,000	32,400
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		20,000	21,100
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,400
MEG Energy Corp., 144A, 6.375%, 1/30/2023		50,000	52,750
Novelis, Inc., 8.75%, 12/15/2020		310,000	351,850
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023		200,000	206,000
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		15,000	15,637
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		350,000	354,828
(Cost $2,087,081)			2,385,173
Cayman Islands 1.5%
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023		200,000	208,500
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		250,000	286,250
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		30,000	31,200
144A, 7.5%, 11/1/2019 (b)		45,000	48,488
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		20,000	21,400
Transocean, Inc., 3.8%, 10/15/2022		370,000	375,433
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	163,125
Vale Overseas Ltd., 8.25%, 1/17/2034		500,000	666,226
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		250,000	305,000
(Cost $2,089,786)			2,105,622
Chile 0.4%
Banco de Credito e Inversiones, 144A, 4.0%, 2/11/2023		200,000	201,198
Cencosud SA, 144A, 5.5%, 1/20/2021		200,000	217,036
SACI Falabella, 144A, 3.75%, 4/30/2023		200,000	200,400
(Cost $615,172)			618,634
Colombia 0.8%
Bancolombia SA:
5.125%, 9/11/2022		500,000	510,750
5.95%, 6/3/2021		500,000	563,750
(Cost $1,062,605)			1,074,500
Croatia 0.4%
Agrokor DD, 144A, 8.875%, 2/1/2020		250,000	279,250
Republic of Croatia, 144A, 6.25%, 4/27/2017		250,000	275,085
(Cost $554,375)			554,335
Cyprus 0.1%
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018 (Cost $197,670)		200,000	196,500
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (Cost $272,812)		250,000	271,250
France 5.8%
BNP Paribas SA, 3.25%, 3/3/2023		450,000	453,578
BPCE SA, 1.7%, 4/25/2016		515,000	515,124
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	402,348
GDF Suez, 144A, 2.875%, 10/10/2022 (b)		600,000	607,596
Government of France, 4.25%, 10/25/2023	EUR	3,480,000	5,614,527
RCI Banque SA, 144A, 3.5%, 4/3/2018		700,000	707,625
(Cost $7,309,937)			8,300,798
Georgia 0.2%
Georgian Railway JSC, 144A, 7.75%, 7/11/2022 (Cost $235,750)		200,000	232,500
Germany 2.3%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,546,376
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,540,804
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	125,000	180,258
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	74,227
(Cost $2,811,970)			3,341,665
Hungary 0.2%
Republic of Hungary, 7.625%, 3/29/2041 (Cost $259,125)		250,000	293,438
Indonesia 0.2%
PT Pertamina Persero, 144A, 6.5%, 5/27/2041 (Cost $277,500)		250,000	283,125
Italy 3.9%
Buoni Poliennali Del Tesoro:
5.0%, 3/1/2022	EUR	2,500,000	3,622,740
6.0%, 5/1/2031	EUR	450,000	700,545
6.5%, 11/1/2027	EUR	460,000	746,424
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		595,000	595,405
(Cost $4,868,027)			5,665,114
Japan 1.5%
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	124,000,000	1,276,403
Mizuho Corporate Bank Ltd., 144A, 2.95%, 10/17/2022		860,000	859,871
(Cost $2,109,181)			2,136,274
Jersey 0.2%
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (Cost $200,000)		200,000	204,465
Kazakhstan 0.5%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	563,750
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		200,000	203,569
(Cost $754,125)			767,319
Luxembourg 1.1%
ArcelorMittal, 6.125%, 6/1/2018		500,000	547,697
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	263,750
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		305,000	343,887
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		55,000	58,025
11.25%, 2/4/2017		128,000	136,320
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		75,000	77,247
MHP SA, 144A, 8.25%, 4/2/2020		200,000	197,473
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,713
(Cost $1,593,288)			1,640,112
Marshall Islands 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		20,000	21,025
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		10,000	10,925
(Cost $30,775)			31,950
Mexico 1.6%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		200,000	208,750
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	179,058
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		500,000	575,000
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	218,000
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	233,500
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	217,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	87,000
United Mexican States, 4.75%, 3/8/2044		500,000	553,250
(Cost $2,188,705)			2,271,558
Netherlands 5.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		350,000	360,792
Government of Netherlands, 144A, 4.5%, 7/15/2017	EUR	3,570,000	5,495,053
ING Bank NV, 144A, 2.0%, 9/25/2015		875,000	889,788
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	244,294
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	253,750
(Cost $6,910,782)			7,243,677
Peru 0.6%
Alicorp SAA, 144A, 3.875%, 3/20/2023		250,000	250,625
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		200,000	200,700
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	201,492
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		250,000	249,750
(Cost $902,413)			902,567
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	576,561
Russia 0.4%
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	4,000,000	136,827
Series 6207, 8.15%, 2/3/2027	RUB	8,000,000	290,741
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	200,500
(Cost $615,198)			628,068
South Africa 0.2%
Republic of South Africa, 5.5%, 3/9/2020 (Cost $285,937)		250,000	294,375
Spain 0.6%
Telefonica Emisiones SAU, 4.57%, 4/27/2023 (Cost $775,000)		775,000	795,322
Sweden 0.3%
Nordea Bank AB, 144A, 4.25%, 9/21/2022 (Cost $372,615)		375,000	395,070
Thailand 0.2%
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022 (Cost $248,443)		250,000	258,970
Turkey 0.5%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	266,250
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		200,000	213,400
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (b)		250,000	264,062
(Cost $715,752)			743,712
Ukraine 0.2%
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016 (Cost $226,058)		250,000	243,750
United Arab Emirates 0.2%
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015 (Cost $282,500)		250,000	280,625
United Kingdom 6.1%
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	238,500
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	522,590
Aviva PLC, 5.7%, 9/29/2015	EUR	450,000	595,591
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		590,000	601,800
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		220,000	222,727
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	901,538
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	2,078,739
5.0%, 3/7/2025	GBP	1,765,000	3,628,535
(Cost $8,143,302)			8,790,020
United States 60.6%
313 Group, Inc., 144A, 6.375%, 12/1/2019		15,000	15,113
Access Midstream Partners LP, 4.875%, 5/15/2023		20,000	20,650
Accuride Corp., 9.5%, 8/1/2018		10,000	10,363
AES Corp.:
4.875%, 5/15/2023		10,000	10,200
8.0%, 10/15/2017		25,000	29,938
Agilent Technologies, Inc., 3.2%, 10/1/2022		200,000	201,188
Air Lease Corp., 4.75%, 3/1/2020		25,000	25,875
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,850
Ally Financial, Inc., 6.25%, 12/1/2017		180,000	204,284
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		15,000	15,675
AMC Entertainment, Inc., 8.75%, 6/1/2019		130,000	143,162
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		290,000	293,028
American International Group, Inc., 4.875%, 6/1/2022		200,000	230,375
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	282,870
Ashland, Inc., 144A, 3.875%, 4/15/2018		10,000	10,300
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	27,563
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	25,875
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		15,000	15,469
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	10,450
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.499%*, 11/15/2015		1,530,991	1,542,827
Bank of America Corp., 3.3%, 1/11/2023		535,000	541,864
BC Mountain LLC, 144A, 7.0%, 2/1/2021		20,000	21,500
BE Aerospace, Inc., 6.875%, 10/1/2020		60,000	67,350
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905%*, 6/11/2040		220,000	256,883
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	30,900
Berry Petroleum Co.:
6.375%, 9/15/2022		15,000	16,031
6.75%, 11/1/2020		15,000	16,313
Biomet, Inc.:
144A, 6.5%, 8/1/2020		25,000	27,250
144A, 6.5%, 10/1/2020		5,000	5,225
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		40,000	43,200
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (b)		10,000	10,900
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	265,625
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	16,500
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		215,000	207,475
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		20,000	19,700
Calpine Corp.:
144A, 7.5%, 2/15/2021		243,000	274,590
144A, 7.875%, 7/31/2020		15,000	16,988
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		300,000	309,366
CCO Holdings LLC:
5.75%, 1/15/2024 (c)		20,000	20,825
6.5%, 4/30/2021		180,000	195,300
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		20,000	20,975
CDW LLC, 8.5%, 4/1/2019		185,000	207,431
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,676
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		90,000	95,850
Chaparral Energy, Inc.:
7.625%, 11/15/2022		10,000	11,050
144A, 7.625%, 11/15/2022		20,000	21,900
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		10,000	10,850
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	21,450
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		245,000	262,762
8.75%, 3/15/2018 (b)		110,000	112,200
CIT Group, Inc., 4.25%, 8/15/2017		315,000	333,900
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.949%*, 8/15/2018		1,600,000	1,651,277
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		20,000	20,950
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		20,000	21,200
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		20,000	21,250
Series B, 144A, 6.5%, 11/15/2022		30,000	32,175
Series B, 7.625%, 3/15/2020		85,000	91,587
CNA Financial Corp., 5.75%, 8/15/2021		500,000	597,932
CNH Capital LLC, 144A, 3.625%, 4/15/2018		30,000	30,525
Commercial Mortgage Pass-Through Certificates, "A3", Series 2006-C3, 5.989%*, 6/15/2038		1,039,744	1,166,127
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,950,000	2,228,727
Community Health Systems, Inc., 7.125%, 7/15/2020		145,000	162,037
ConAgra Foods, Inc., 3.25%, 9/15/2022		235,000	241,213
Constellation Brands, Inc.:
3.75%, 5/1/2021 (c)		20,000	20,000
4.25%, 5/1/2023 (c)		30,000	30,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		5,000	5,331
5.0%, 9/15/2022		10,000	10,875
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	82,844
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		220,000	223,850
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	10,200
CyrusOne LP, 144A, 6.375%, 11/15/2022		10,000	10,650
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	541,536
DCP Midstream Operating LP, 3.875%, 3/15/2023		400,000	409,890
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.199%*, 3/15/2018		150,000	150,540
Del Monte Corp., 7.625%, 2/15/2019		30,000	31,988
Delphi Corp., 5.0%, 2/15/2023		20,000	21,650
Denbury Resources, Inc., 4.625%, 7/15/2023		40,000	40,400
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	10,100
DIRECTV Holdings LLC, 2.4%, 3/15/2017		920,000	952,109
DISH DBS Corp., 7.875%, 9/1/2019		105,000	119,700
Dow Chemical Co., 5.25%, 11/15/2041		400,000	452,216
DTE Energy Co., 7.625%, 5/15/2014		167,000	178,622
E*TRADE Financial Corp.:
6.375%, 11/15/2019		45,000	48,375
6.75%, 6/1/2016		240,000	259,800
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		50,000	53,875
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		10,000	10,500
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		44,000	48,950
Enterprise Products Operating LLC, 3.35%, 3/15/2023 (b)		1,200,000	1,252,732
EP Energy LLC, 7.75%, 9/1/2022 (b)		30,000	34,425
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		30,000	31,950
Equinix, Inc.:
5.375%, 4/1/2023		55,000	57,612
7.0%, 7/15/2021		165,000	186,862
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,151,241	130,433
"ZB", Series 4183, 3.0%, 3/15/2043		1,002,500	973,574
"JS", Series 3572, Interest Only, 6.601%*, 9/15/2039		922,156	169,430
Federal National Mortgage Association:
2.5%, 7/1/2027 (c)		3,500,000	3,659,687
3.0%, 11/15/2027		1,000,000	1,003,209
3.5%, 12/1/2041 (c)		8,000,000	8,504,062
3.5%, 12/1/2041 (c)		7,000,000	7,458,282
First Data Corp.:
144A, 6.75%, 11/1/2020		115,000	123,337
144A, 7.375%, 6/15/2019		225,000	244,687
144A, 10.625%, 6/15/2021		35,000	36,006
144A, 11.25%, 1/15/2021		20,000	20,900
Fiserv, Inc., 3.5%, 10/1/2022		475,000	484,158
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	205,950
Ford Motor Credit Co., LLC:
4.25%, 9/20/2022 (b)		205,000	216,777
7.0%, 4/15/2015		1,175,000	1,294,556
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		720,000	720,246
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	104,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		10,000	11,450
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		145,000	150,075
7.625%, 4/15/2024		10,000	10,425
8.5%, 4/15/2020 (b)		325,000	373,750
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		15,000	16,013
GenCorp, Inc., 144A, 7.125%, 3/15/2021		60,000	64,650
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	1,014,638
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,647,893	481,466
"HX", Series 2012-91, 3.0%, 9/20/2040		436,644	451,541
3.0%, 9/1/2042 (c)		2,000,000	2,124,531
3.0%, 9/1/2042 (c)		1,000,000	1,059,375
3.5%, 8/20/2042		2,917,984	3,173,307
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		3,231,747	273,180
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,683,077	303,564
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,869,272	210,145
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,630,875	267,478
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		926,098	133,418
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,183,912	172,781
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		750,740	121,845
7.0%, 1/15/2029		33,992	39,250
7.0%, 2/15/2029		26,760	31,121
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		30,000	30,375
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		45,000	48,263
144A, 9.75%, 7/15/2020		20,000	21,850
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043		410,000	408,487
6.0%, 1/15/2019		117,000	141,472
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		145,000	146,812
HCA, Inc.:
6.5%, 2/15/2020		270,000	311,850
7.5%, 2/15/2022		225,000	268,875
Hertz Corp., 6.75%, 4/15/2019		85,000	94,137
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	709,633
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	88,612
8.875%, 2/1/2018		45,000	47,700
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023		445,000	453,900
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	22,250
7.625%, 6/15/2021		60,000	68,850
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		170,000	188,062
Huntsman International LLC:
4.875%, 11/15/2020		20,000	20,950
8.625%, 3/15/2021		80,000	92,000
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		15,000	15,075
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	21,400
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	35,525
4.625%, 4/15/2021		30,000	30,525
6.25%, 5/15/2019		10,000	11,213
8.75%, 3/15/2017		95,000	114,237
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		135,000	149,175
Jefferies Group LLC, 5.125%, 1/20/2023		240,000	260,434
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		20,000	21,575
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	200,805
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	883,361
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,575
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		888,494	937,948
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		175,000	180,220
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%*, 7/15/2040		690,000	792,483
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		85,000	93,925
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		185,000	195,637
Linn Energy LLC, 144A, 6.25%, 11/1/2019		175,000	182,875
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		250,000	267,666
Masco Corp., 6.125%, 10/3/2016		1,500,000	1,687,035
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,500
Mediacom LLC, 9.125%, 8/15/2019		100,000	111,750
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		35,000	35,700
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		205,000	221,912
MGM Resorts International:
6.625%, 12/15/2021		50,000	54,312
144A, 6.75%, 10/1/2020		15,000	16,463
144A, 8.625%, 2/1/2019		120,000	142,200
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		15,000	16,500
Morgan Stanley, 3.75%, 2/25/2023		415,000	430,705
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		180,000	193,050
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		10,000	10,213
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	733,250
NRG Energy, Inc., 8.25%, 9/1/2020		150,000	170,625
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		90,000	99,000
6.875%, 1/15/2023		20,000	22,200
Owens Corning, Inc., 4.2%, 12/15/2022		120,000	126,607
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		10,000	10,438
Pilgrim's Pride Corp., 7.875%, 12/15/2018		130,000	141,050
Plains Exploration & Production Co.:
6.75%, 2/1/2022		20,000	22,600
6.875%, 2/15/2023		40,000	45,550
Ply Gem Industries, Inc., 9.375%, 4/15/2017		15,000	16,556
Polymer Group, Inc., 7.75%, 2/1/2019		75,000	82,406
PolyOne Corp., 144A, 5.25%, 3/15/2023		45,000	47,475
PPL Energy Supply LLC, 4.6%, 12/15/2021		300,000	323,776
Principal Financial Group, Inc., 3.3%, 9/15/2022 (b)		605,000	631,028
Quicksilver Resources, Inc., 11.75%, 1/1/2016		90,000	96,187
Range Resources Corp., 144A, 5.0%, 3/15/2023		10,000	10,650
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	10,075
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		10,000	10,350
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021 (c)		10,000	10,075
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		30,000	31,425
7.125%, 4/15/2019		310,000	334,025
SandRidge Energy, Inc., 7.5%, 3/15/2021		60,000	62,250
SBA Communications Corp., 144A, 5.625%, 10/1/2019		15,000	15,788
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	10,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	21,375
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		15,000	16,013
SLM Corp., 5.5%, 1/25/2023		540,000	540,474
Smithfield Foods, Inc., 6.625%, 8/15/2022		35,000	38,850
Sprint Nextel Corp.:
6.0%, 12/1/2016		295,000	320,075
6.0%, 11/15/2022 (b)		25,000	26,063
8.375%, 8/15/2017		70,000	81,550
Starz LLC, 144A, 5.0%, 9/15/2019		15,000	15,656
Sun Products Corp., 144A, 7.75%, 3/15/2021		30,000	30,975
Swift Energy Co., 7.875%, 3/1/2022		10,000	10,425
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	29,550
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		20,000	20,450
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		10,000	10,200
6.25%, 11/1/2018		70,000	78,925
Tesoro Corp.:
4.25%, 10/1/2017 (b)		15,000	15,788
5.375%, 10/1/2022		10,000	10,650
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		555,000	575,726
Tops Holding Corp., 144A, 8.875%, 12/15/2017		10,000	11,163
TransDigm, Inc., 7.75%, 12/15/2018		25,000	27,688
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		20,000	19,950
tw telecom holdings, Inc., 5.375%, 10/1/2022		20,000	20,950
U.S. Treasury Bill, 0.1%**, 9/5/2013 (d)		671,000	670,864
U.S. Treasury Notes:
0.75%, 6/15/2014		2,000,000	2,013,360
1.625%, 8/15/2022		13,000,000	13,037,583
1.625%, 11/15/2022		600,000	599,156
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	27,250
6.125%, 6/15/2023		10,000	10,775
7.625%, 4/15/2022		95,000	109,012
Ventas Realty LP, 2.7%, 4/1/2020		440,000	447,128
VeriSign, Inc., 144A, 4.625%, 5/1/2023		15,000	15,375
Watco Companies LLC, 144A, 6.375%, 4/1/2023		10,000	10,425
Windstream Corp.:
6.375%, 8/1/2023 (b)		20,000	20,700
7.5%, 6/1/2022		15,000	16,538
7.5%, 4/1/2023		10,000	10,900
7.75%, 10/15/2020 (b)		385,000	422,537
7.75%, 10/1/2021		25,000	27,625
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		10,000	10,700
Zoetis, Inc., 144A, 3.25%, 2/1/2023		175,000	179,683
(Cost $84,930,895)			87,131,178
Venezuela 0.3%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (Cost $490,871)		500,000	483,750
Total Bonds (Cost $139,230,223)			145,632,197

Loan Participations and Assignments 1.4%
Russia
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	250,313
RZD Capital PLC, 5.739%, 4/3/2017		400,000	442,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	285,312
Severstal OAO, 144A, 5.9%, 10/17/2022		250,000	248,175
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	197,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	543,125
Total Loan Participations and Assignments (Cost $1,937,625)			1,965,925

	Shares	Value ($)

Preferred Stock 0.0%
United States
Ally Financial, Inc., 144A, 7.0% (Cost $19,437)	20	19,738

	Contracts	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5 (Cost $12,087)	86	36,281

	Shares	Value ($)

Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 0.13% (e) (f) (Cost $5,914,098)	5,914,098	5,914,098

Cash Equivalents 2.1%
Central Cash Management Fund, 0.10% (e) (Cost $3,051,692)	3,051,692	3,051,692

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,165,162)†	109.0	156,619,931
Other Assets and Liabilities, Net	(9.0)	(12,896,153)
Net Assets	100.0	143,723,778

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $151,041,910. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $5,578,021. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,691,202 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,113,181.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at April 30, 2013 amounted to $5,737,335, which is 4.0% of net assets.

(c) When-issued or delayed delivery security included.

(d) At April 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japanese Government Bond	JPY	6/11/2013	1	1,482,587	(334)
10 Year U.S. Treasury Note	USD	6/19/2013	111	14,802,891	15,524
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	10	1,930,386	5,644
Ultra Long U.S. Treasury Bond	USD	6/19/2013	10	1,643,438	(7,833)
United Kingdom Long Gilt Bond	GBP	6/26/2013	10	1,864,175	4,021
Total net unrealized appreciation					17,022

At April 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options Receive Fixed — 5.132% - Pay Floating — LIBOR	3/17/2016 3/17/2026	5,800,000	3/15/2016	55,172	(25,857)
Put Options Pay Fixed — 1.132% - Receive Floating — LIBOR	3/17/2016 3/17/2026	5,800,000	3/15/2016	28,348	(44,547)
Pay Fixed — 2.385% - Receive Floating — LIBOR	3/31/2014 3/31/2044	2,900,000	3/27/2014	39,585	(50,501)
Pay Fixed — 2.423% - Receive Floating — LIBOR	3/20/2014 3/20/2044	2,900,000	3/18/2014	41,760	(56,336)
Total Put Options				109,693	(151,384)
Total				164,865	(177,241)

(g) Unrealized depreciation on written options on interest rate swap contracts at April 30, 2013 was $12,376.

At April 30, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flow Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Recieved) ($)	Unrealized Appreciation ($)
9/20/2012 12/20/2017	40,000	1	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	5,455	2,759	2,696

(h) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:

1 UBS AG

At April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,253,498	JPY	124,594,707	5/1/2013	24,599	Nomura International PLC
USD	1,541,000	GBP	1,000,000	5/9/2013	12,251	JPMorgan Chase Securities, Inc.
USD	654,170	EUR	500,000	5/10/2013	4,348	JPMorgan Chase Securities, Inc.
USD	379,483	CLP	180,000,000	5/13/2013	1,986	JPMorgan Chase Securities, Inc.
USD	1,181,044	MXN	14,600,000	5/13/2013	20,025	Barclays Bank PLC
USD	2,517,383	HUF	575,159,000	5/15/2013	10,016	UBS AG
USD	10,988,507	NZD	12,876,000	5/15/2013	38,403	UBS AG
USD	1,023,840	NZD	1,200,000	5/20/2013	3,203	Barclays Bank PLC
JPY	40,000,000	USD	431,886	5/21/2013	21,524	JPMorgan Chase Securities, Inc.
SEK	5,610,995	NOK	5,000,000	5/21/2013	1,021	Bank of America
SEK	3,696,805	NOK	3,300,000	5/21/2013	1,669	Nomura International PLC
JPY	120,000,000	USD	1,286,256	5/21/2013	55,169	Nomura International PLC
USD	807,116	JPY	80,000,000	6/19/2013	13,733	Nomura International PLC
JPY	40,000,000	USD	419,506	6/19/2013	9,082	UBS AG
JPY	40,000,000	USD	422,009	6/19/2013	11,584	Barclays Bank PLC
USD	1,236,957	GBP	800,000	6/24/2013	5,293	Nomura International PLC
USD	1,063,166	MXN	13,050,000	6/24/2013	6,721	JPMorgan Chase Securities, Inc.
AUD	700,000	USD	729,290	7/5/2013	7,144	Nomura International PLC
USD	1,412,120	JPY	140,000,000	7/16/2013	24,606	Nomura International PLC
Total unrealized appreciation					272,377

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,000,000	USD	1,528,566	5/9/2013	(24,685)	Nomura International PLC
EUR	500,000	USD	650,885	5/10/2013	(7,634)	Nomura International PLC
MXN	4,800,000	USD	382,670	5/13/2013	(12,202)	Barclays Bank PLC
MXN	9,800,000	USD	790,638	5/13/2013	(15,558)	JPMorgan Chase Securities, Inc.
CLP	180,000,000	USD	379,203	5/13/2013	(2,266)	JPMorgan Chase Securities, Inc.
USD	4,217,360	SEK	26,927,000	5/15/2013	(63,736)	UBS AG
USD	4,186,313	NOK	24,077,000	5/15/2013	(12,904)	UBS AG
USD	2,520,788	TRY	4,517,000	5/15/2013	(4,605)	UBS AG
USD	6,763,719	AUD	6,439,000	5/15/2013	(94,955)	UBS AG
USD	2,521,423	ZAR	22,627,000	5/15/2013	(3,976)	UBS AG
SGD	3,130,000	USD	2,527,453	5/15/2013	(13,758)	UBS AG
EUR	5,145,000	USD	6,732,757	5/15/2013	(43,471)	UBS AG
CHF	6,274,000	USD	6,735,879	5/15/2013	(12,567)	UBS AG
GBP	2,747,000	USD	4,206,176	5/15/2013	(60,507)	UBS AG
JPY	1,084,537,000	USD	10,887,756	5/15/2013	(238,087)	UBS AG
EUR	192,200	USD	251,040	5/15/2013	(2,097)	Citigroup, Inc.
NZD	800,000	USD	676,984	5/20/2013	(7,711)	Bank of America
NZD	400,000	USD	337,780	5/20/2013	(4,568)	UBS AG
USD	1,306,606	JPY	120,000,000	5/21/2013	(75,519)	JPMorgan Chase Securities, Inc.
USD	418,725	JPY	40,000,000	5/21/2013	(8,363)	Nomura International PLC
CHF	1,348,103	EUR	1,100,000	5/28/2013	(1,365)	JPMorgan Chase Securities, Inc
EUR	800,000	USD	1,053,741	6/3/2013	(49)	Nomura International PLC
GBP	800,000	USD	1,206,311	6/24/2013	(35,938)	JPMorgan Chase Securities, Inc.
MXN	4,350,000	USD	355,209	6/24/2013	(1,420)	UBS AG
USD	732,375	AUD	700,000	7/5/2013	(10,228)	Barclays Bank PLC
JPY	70,000,000	USD	706,010	7/16/2013	(12,353)	Nomura International PLC
JPY	70,000,000	USD	716,225	7/16/2013	(2,138)	Bank of America
JPY	124,594,707	USD	1,254,447	7/31/2013	(24,304)	Nomura International PLC
JPY	40,000,000	USD	409,531	8/1/2013	(1,004)	Nomura International PLC
Total unrealized depreciation					(797,968)

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Bonds	$—	$145,632,197	$—	$145,632,197
Loan Participations and Assignments	—	1,965,925	—	1,965,925
Preferred Stock	—	19,738	—	19,738
Short-Term Investments (j)	8,965,790	—	—	8,965,790
Derivatives (k)
Purchased Options	36,281	—	—	36,281
Futures Contracts	25,189	—	—	25,189
Credit Default Swap Contracts	—	2,696	—	2,696
Forward Foreign Currency Exchange Contracts	—	272,377	—	272,377
Total	$9,027,260	$147,892,933	$—	$156,920,193
Liabilities
Derivatives (k)
Futures Contracts	$(8,167)	$—	$—	$(8,167)
Written Options	—	(177,241)	—	(177,241)
Forward Foreign Currency Exchange Contracts	—	(797,968)	—	(797,968)
Total	$(8,167)	$(975,209)	$—	$(983,376)

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $141,199,372) — including $5,737,335 of securities loaned	$147,654,141
Investment in Daily Assets Fund Institutional (cost $5,914,098)*	5,914,098
Investment in Central Cash Management Fund (cost $3,051,692)	3,051,692
Total investments in securities, at value (cost $150,165,162)	156,619,931
Cash	545,778
Foreign currency, at value (cost $14,763,201)	15,325,190
Deposit with broker for futures contracts	2,429,352
Receivable for investments sold	9,867,419
Receivable for investments sold — when issued/delayed delivery securities	18,075,982
Receivable for Fund shares sold	34,594
Dividends receivable	350
Interest receivable	1,410,370
Unrealized appreciation on swap contracts	2,696
Unrealized appreciation on forward foreign currency exchange contracts	272,377
Upfront payments paid on swap contracts	2,759
Foreign taxes recoverable	11,803
Other assets	33,974
Total assets	204,632,575
Liabilities
Payable upon return of securities loaned	5,914,098
Payable for investments purchased	15,839,976
Payable for investments purchased — when-issued/delayed delivery securities	37,861,629
Payable for Fund shares redeemed	107,785
Payable for variation margin on futures contracts	9,221
Options written, at value (premium received $164,865)	177,241
Net payable for pending swap contracts	10,917
Unrealized depreciation on forward foreign currency exchange contracts	797,968
Accrued management fee	48,276
Accrued Trustees' fees	1,846
Other accrued expenses and payables	139,840
Total liabilities	60,908,797
Net assets, at value	$143,723,778

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,481,257
Net unrealized appreciation (depreciation) on: Investments	6,454,769
Swap contracts	2,696
Futures	17,022
Foreign currency	18,580
Written options	(12,376)
Accumulated net realized gain (loss)	4,335,952
Paid-in capital	131,425,878
Net assets, at value	$143,723,778
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($27,840,174 ÷ 2,632,701 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.57
Maximum offering price per share (100 ÷ 95.50 of $10.57)	$11.07
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($758,351 ÷ 71,636 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.59
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($4,336,169 ÷ 409,985 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$10.58
Class S Net Asset Value, offering and redemption price(a) per share ($110,789,084 ÷ 10,486,403 shares of capital stock outstanding, $.01 par value, 309,154,575 shares authorized)	$10.57

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest	$2,248,027
Income distributions — Central Cash Management Fund	9,412
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	5,694
Total income	2,263,133
Expenses: Management fee	316,015
Administration fee	77,077
Services to shareholders	113,586
Distribution and service fees	60,295
Custodian fee	25,793
Audit and tax fees	44,768
Legal fees	8,391
Reports to shareholders	23,414
Registration fees	23,738
Directors' fees and expenses	3,618
Other	18,348
Total expenses before expense reductions	715,043
Expense reductions	(51,758)
Total expenses after expense reductions	663,285
Net investment income	1,599,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,175,220
Swap contracts	4,648
Futures	675,845
Written options	7,768
Foreign currency	2,382,368
5,245,849
Change in net unrealized appreciation (depreciation) on: Investments	(433,416)
Swap contracts	2,696
Futures	(67,011)
Written options	(13,927)
Foreign currency	(266,366)
(778,024)
Net gain (loss)	4,467,825
Net increase (decrease) in net assets resulting from operations	$6,067,673

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$1,599,848	$4,001,377
Net realized gain (loss)	5,245,849	6,772,772
Change in net unrealized appreciation (depreciation)	(778,024)	(3,948,605)
Net increase (decrease) in net assets resulting from operations	6,067,673	6,825,544
Distributions to shareholders from: Net investment income: Class A	(295,921)	(645,129)
Class B	(5,818)	(13,834)
Class C	(30,912)	(71,233)
Class S	(1,458,961)	(2,972,607)
Net realized gains: Class A	(432,365)	—
Class B	(14,152)	—
Class C	(70,913)	—
Class S	(1,999,409)	—
Total distributions	(4,308,451)	(3,702,803)
Fund share transactions: Proceeds from shares sold	13,324,866	37,470,027
Reinvestment of distributions	3,976,460	3,364,580
Payments for shares redeemed	(35,179,057)	(62,622,154)
Redemption fees	1,729	1,231
Net increase (decrease) in net assets from Fund share transactions	(17,876,002)	(21,786,316)
Increase (decrease) in net assets	(16,116,780)	(18,663,575)
Net assets at beginning of period	159,840,558	178,504,133
Net assets at end of period (including undistributed net investment income of $1,481,257 and $1,673,021, respectively)	$143,723,778	$159,840,558

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.42		$10.19		$10.86	$10.55	$9.72	$9.97
Income (loss) from investment operations: Net investment incomea	.10		.23		.30	.29	.25	.23
Net realized and unrealized gain (loss)	.32		.21		(.61)	.38	1.36	(.23)
Total from investment operations	.42		.44		(.31)	.67	1.61	(.00	)***
Less distributions from: Net investment income	(.11)		(.21)		(.24)	(.36)	(.30)	(.25)
Net realized gains	(.16)		—		(.04)	—	(.48)	—
Return of capital	—		—		(.08)	—	—	—
Total distributions	(.27)		(.21)		(.36)	(.36)	(.78)	(.25)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$10.57		$10.42		$10.19	$10.86	$10.55	$9.72
Total Return (%)b	4.18	c**	4.41	c	(2.97)	6.53	17.47	(.07	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		29		35	39	38	32
Ratio of expenses before expense reductions (%)	1.14	*	1.14		1.12	1.16	1.21	1.43
Ratio of expenses after expense reductions (%)	1.03	*	1.13		1.12	1.16	1.21	1.27
Ratio of net investment income (%)	1.91	*	2.25		2.83	2.83	2.53	2.27
Portfolio turnover rate (%)	238	**	395		197	162	163	146
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$10.43		$10.20		$10.87	$10.56	$9.72		$9.97
Income (loss) from investment operations: Net investment incomea	.06		.15		.21	.21	.17		.15
Net realized and unrealized gain (loss)	.33		.21		(.61)	.37	1.38		(.23)
Total from investment operations	.39		.36		(.40)	.58	1.55		(.08)
Less distributions from: Net investment income	(.07)		(.13)		(.15)	(.27)	(.23)		(.17)
Net realized gains	(.16)		—		(.04)	—	(.48)		—
Return of capital	—		—		(.08)	—	—		—
Total distributions	(.23)		(.13)		(.27)	(.27)	(.71)		(.17)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$10.59		$10.43		$10.20	$10.87	$10.56		$9.72
Total Return (%)b	3.78	c**	3.58	c	(3.78)	5.66	16.56	c	(.72	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		1	2	2		3
Ratio of expenses before expense reductions (%)	1.95	*	1.93		1.91	1.99	2.06		2.24
Ratio of expenses after expense reductions (%)	1.78	*	1.89		1.91	1.99	2.01		2.02
Ratio of net investment income (%)	1.15	*	1.50		2.04	2.00	1.73		1.52
Portfolio turnover rate (%)	238	**	395		197	162	163		146
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.42		$10.19		$10.86	$10.55	$9.72	$9.97
Income (loss) from investment operations: Net investment incomea	.06		.15		.22	.22	.18	.15
Net realized and unrealized gain (loss)	.33		.22		(.61)	.37	1.36	(.23)
Total from investment operations	.39		.37		(.39)	.59	1.54	(.08)
Less distributions from: Net investment income	(.07)		(.14)		(.16)	(.28)	(.23)	(.17)
Net realized gains	(.16)		—		(.04)	—	(.48)	—
Return of capital	—		—		(.08)	—	—	—
Total distributions	(.23)		(.14)		(.28)	(.28)	(.71)	(.17)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$10.58		$10.42		$10.19	$10.86	$10.55	$9.72
Total Return (%)b	3.70	c**	3.74	c	(3.69)	5.74	16.60	(.82	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		5		6	8	7	6
Ratio of expenses before expense reductions (%)	1.89	*	1.87		1.86	1.90	1.95	2.15
Ratio of expenses after expense reductions (%)	1.78	*	1.87		1.86	1.90	1.95	2.02
Ratio of net investment income (%)	1.16	*	1.52		2.09	2.09	1.79	1.52
Portfolio turnover rate (%)	238	**	395		197	162	163	146
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.42		$10.18		$10.85	$10.55	$9.71	$9.96
Income (loss) from investment operations: Net investment income (loss)a	.11		.26		.33	.32	.28	.26
Net realized and unrealized gain (loss)	.33		.22		(.62)	.37	1.37	(.23)
Total from investment operations	.44		.48		(.29)	.69	1.65	.03
Less distributions from: Net investment income	(.13)		(.24)		(.26)	(.39)	(.33)	(.28)
Net realized gains	(.16)		—		(.04)	—	(.48)	—
Return of capital	—		—		(.08)	—	—	—
Total distributions	(.29)		(.24)		(.38)	(.39)	(.81)	(.28)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$10.57		$10.42		$10.18	$10.85	$10.55	$9.71
Total Return (%)	4.23	b**	4.81	b	(2.72)	6.73	17.90	.17	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	111		125		136	112	128	105
Ratio of expenses before expense reductions (%)	.84	*	.84		.84	.90	.91	1.17
Ratio of expenses after expense reductions (%)	.78	*	.84		.84	.90	.91	1.02
Ratio of net investment income (%)	2.15	*	2.55		3.11	3.09	2.83	2.52
Portfolio turnover rate (%)	238	**	395		197	162	163	146
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Enhanced Global Bond Fund (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended April 30, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $340,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2013, the Fund entered into futures contracts as a hedge against anticipated interest rate or currency market changes. The Fund also entered into futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures contracts against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $21,723,000 to $37,067,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $6,958,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2013, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in written options contracts had a total value generally indicative of a range from approximately $2,000 to $177,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $36,000.

Interest Rate Swap Contracts. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

For the six months ended April 30, 2013, the Fund held options on interest rate swap contracts.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $38,165,000 to $70,471,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $36,969,000 to $66,359,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $1,311,000 to approximately $6,975,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$36,281	$—	$—	$25,189	$61,470
Credit Contracts (a)	—	—	2,696	—	2,696
Foreign Exchange Contracts (c)	—	272,377	—	—	272,377
	$36,281	$272,377	$2,696	$25,189	$336,543

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts, respectively

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(177,241)	$—	$(8,167)	$(185,408)
Foreign Exchange Contracts (c)	—	(797,968)	—	(797,968)
	$(177,241)	$(797,968)	$(8,167)	$(983,376)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (a)	$6,927	$7,768	$—	$—	$675,845	$690,540
Credit Contracts (a)	—	—	—	4,648	—	4,648
Foreign Exchange Contracts (b)	—	—	2,332,131	—	—	2,332,131
	$6,927	$7,768	$2,332,131	$4,648	$675,845	$3,027,319

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$24,752	$(13,927)	$—	$—	$(67,011)	$(56,186)
Credit Contracts (a)	—	—	—	2,696	—	2,696
Foreign Exchange Contracts (b)	—	—	(814,488)	—	—	(814,488)
	$24,752	$(13,927)	$(814,488)	$2,696	$(67,011)	$(867,978)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $353,848,616 and $361,458,027, respectively. Purchases and sales of U.S. Treasury obligations aggregated $2,617,298 and $0, respectively.

For the six months ended April 30, 2013, transactions for written options on futures were as follows:
	Contracts/ Contract Amount	Premium
Outstanding, beginning of period	5	$1,942
Options written	17,400,015	170,691
Options expired	(20)	(7,768)
Outstanding, end of period	17,400,000	$164,865

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate of 0.41% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.03%
Class B	1.78%
Class C	1.78%
Class S	.78%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $77,077, of which $11,775 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$15,743	$15,180	$57
Class B	461	461	—
Class C	1,930	1,930	—
Class S	48,923	33,490	4,685
	$67,057	$51,061	$4,742

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$3,225	$473
Class C	16,670	2,671
	$19,895	$3,144

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$33,789	$—	$11,383	.24%
Class B	1,072	271	235	.19%
Class C	5,539	426	1,574	.23%
	$40,400	$697	$13,192

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013, aggregated $1,055.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B shares was $640. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,959, of which $5,469 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Effective December 11, 2012, Deutsche Bank AG serves as lending agent for the Fund. For the period from December 11, 2012 through April 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $574.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	158,288	$1,647,525	312,041	$3,154,100
Class B	769	7,985	3,143	31,736
Class C	65,833	683,869	65,477	664,740
Class S	1,050,040	10,985,487	3,303,478	33,619,451
		$13,324,866		$37,470,027
Shares issued to shareholders in reinvestment of distributions
Class A	64,965	$673,139	58,692	$592,997
Class B	1,122	11,636	855	8,646
Class C	6,720	69,627	4,851	49,008
Class S	311,267	3,222,058	268,708	2,713,929
		$3,976,460		$3,364,580
Shares redeemed
Class A	(358,493)	$(3,724,148)	(1,004,009)	$(10,155,220)
Class B	(20,169)	(208,855)	(46,187)	(465,918)
Class C	(106,081)	(1,100,122)	(238,047)	(2,413,811)
Class S	(2,917,598)	(30,145,932)	(4,914,342)	(49,587,205)
		$(35,179,057)		$(62,622,154)
Redemption fees		$1,729		$1,231
Net increase (decrease)
Class A	(135,240)	$(1,401,755)	(633,276)	$(6,407,838)
Class B	(18,278)	(189,234)	(42,189)	(425,536)
Class C	(33,528)	(346,626)	(167,719)	(1,700,063)
Class S	(1,556,291)	(15,938,387)	(1,342,156)	(13,252,879)
		$(17,876,002)		$(21,786,316)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,041.80	$1,037.80	$1,037.00	$1,042.30
Expenses Paid per $1,000*	$5.21	$8.99	$8.99	$3.95
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,019.69	$1,015.97	$1,015.97	$1,020.93
Expenses Paid per $1,000*	$5.16	$8.90	$8.90	$3.91

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Enhanced Global Bond Fund	1.03%	1.78%	1.78%	.78%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZGAX	SZGBX	SZGCX	SSTGX
CUSIP Number	233379 866	233379 858	233379 841	233379 825
Fund Number	461	661	761	2061

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DEGBF-3
(R-027569-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013